Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PEEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PEGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$99	1.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R
Trading Symbol	JDERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class Z
Trading Symbol	PEGZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R2
Trading Symbol	PEGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R4
Trading Symbol	PEGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	PJGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 2,345,302,614
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,345,302,614
Number of fund holdings	73
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	16.8%
Hotels, Restaurants & Leisure	7.6%
Affiliated Mutual Fund - Short-Term Investment (5.5% represents investments purchased with collateral from securities on loan)	6.2%
Semiconductors & Semiconductor Equipment	5.2%
Financial Services	5.2%
Specialty Retail	4.6%
Electrical Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%
Health Care Equipment & Supplies	3.8%
Capital Markets	3.5%
Aerospace & Defense	3.1%
Biotechnology	3.1%
Consumer Staples Distribution & Retail	2.8%
Ground Transportation	2.5%
IT Services	2.5%
Interactive Media & Services	2.4%
Commercial Services & Supplies	2.4%
Life Sciences Tools & Services	2.2%
Entertainment	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Real Estate Management & Development	2.0%
Industry Classification	% of Net Assets
Banks	1.9%
Independent Power & Renewable Electricity Producers	1.8%
Media	1.6%
Food Products	1.4%
Construction & Engineering	1.3%
Building Products	1.2%
Trading Companies & Distributors	1.2%
Machinery	1.2%
Insurance	1.1%
Communications Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Consumer Finance	0.8%
Distributors	0.5%
Household Durables	0.5%
Others*	0.3%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets